ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS/Alerian Energy Infrastructure Portfolio

ALPS/Red Rocks Listed Private Equity Portfolio

ALPS/Stadion Core ETF Portfolio

ALPS/Stadion Tactical Growth Portfolio

Supplement dated September 10, 2019

to the

Statement of Additional Information dated April 30, 2019 (the “SAI”), as previously supplemented

The Interested Trustees and Officers tables under the “Management of the Trust” section of the SAI of ALPS Variable Investment Trust (the “Trust”) are hereby deleted and replaced in their entirety with the following:

INTERESTED TRUSTEES

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Jeremy Held (1974)(1)	Interested Trustee	Since February 2018	Mr. Held is a Managing Director of Bow River Capital. Mr. Held was previously the Senior Vice President, Director of Research of ALPS Advisors, Inc. ("AAI") and Senior Vice President of Red Rocks Capital, LLC ("Red Rocks").	10	Mr. Held is an Interested Trustee for Principal Real Estate Income Fund (1 fund)

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****	The Portfolio Complex includes all series of the Trust and any other investment companies for which AAI, Morningstar Investment Management LLC, Red Rocks, or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

(1)	Mr. Held is deemed an “Interested Trustee” by virtue of his past relationship with ALPS, AAI, and Red Rocks.

OFFICERS

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***
Kathryn Burns (1976)	President	Since September 2019	Ms. Burns joined ALPS in 2013 and is currently Vice President, Director of Fund Operations of AAI. From September 2018 to September 2019, she served as Treasurer of the Trust. From 2013 to 2018, she served as Vice President and Fund Controller at ALPS. Ms. Burns also serves as President of Principal Real Estate Income Fund and RiverNorth Opportunities Fund, Inc. and Treasurer of ALPS ETF Trust and Boulder Growth & Income Fund, Inc.
Jill A. Kerschen (1975)	Treasurer	Since September 2019	Ms. Kerschen joined ALPS in 2013 and is currently Vice President and Fund Controller of ALPS. She also serves as Treasurer of Clough Funds Trust, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Reaves Utility Income Fund, and RiverNorth Opportunities Fund, Inc.
Matthew Sutula (1985)	Chief Compliance Officer	Since September 2019	Mr. Sutula joined ALPS in 2012 and is currently interim Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for ALPS.
Karen S. Gilomen (1970)	Secretary	Since June 2019	Ms. Gilomen joined ALPS in 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Ms. Gilomen is also the Secretary of Financial Investors Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.
Michelle D. Stallworth (1971)	Assistant Secretary	Since March 2019	Ms. Stallworth joined ALPS in June 2014 and is currently Investment Company Act Paralegal of ALPS. Prior to joining ALPS, Ms. Stallworth served as Senior Paralegal for Great-West Life & Annuity Insurance Company (2012-2014).

*	All communications to Officers may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	This is the period for which the Officer began serving the Trust. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

The last sentence of the section entitled “Investment Adviser and Sub-Advisers – Investment Adviser” of the Trust’s SAI is hereby deleted and replaced with the following:

Kathryn Burns is an officer of the Adviser and President of the Trust and Matthew Sutula is an officer of the Adviser and Chief Compliance Officer of the Trust.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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